Income tax expense (Tables)	12 Months Ended
Jun. 30, 2022
Income tax expense [Abstract]
Reconciliation of Income Tax Expense/(Benefit) and Tax at the Statutory Rate
	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(417,046)	(59,151)	(2,142)

Tax at the statutory tax rate of 30% (2021: 26%, 2020: 27.5%)	(125,114)	(15,379)	(589)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible/non-allowable items	128,643	16,061	58

	3,529	682	(531)
Current year tax losses not recognized	534	704	416
Recognition of previously unrecognized tax losses	(1,019)	(240)	-
Difference in overseas tax rates	203	(3)	(4)
Impact of future tax rate changes	-	94	16
Current year temporary differences not recognized	-	2	103
Prior year current tax under/(over) provision	(523)	-	-

Income tax expense	2,724	1,239	-

Income Tax Expense
	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Income tax expense
Current tax	672	532	-
Deferred tax	2,052	707	-

Income tax expense	2,724	1,239	-

Unrecognized Deferred Tax Assets
Unrecognized deferred tax assets
	Consolidated
	30 June 2022	30 June 2021 (restated*)	30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Available tax losses	19,268	7,239	4,065

Tax effect at the applicable tax rate for each jurisdiction	5,117	1,887	1,021

Deferred tax asset on tax losses recognized to the extent of taxable temporary differences	3,854	798	649
Deferred tax asset on losses not recognized	1,263	1,089	372

Movement in Deferred Tax Assets and Liability Balances
Recognized deferred tax assets and liabilities on the consolidated statement of financial position
The following are the major deferred tax assets and liabilities recognised by the Group and movements thereon during the current and prior reporting period.

Deferred tax assets	Tax losses	Employee benefits	Property, plant and equipment	Unrealized foreign exchange losses	Capital raising costs	Other deferred tax assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

As at 1 July 2020	-	-	-	-	-	-	-
Credit/(charge) to profit or loss	798	31	-	-	82	-	911
Credit direct to equity	-	-	-	-	-	-	-
As at 30 June 2021 (*restated)	798	31	-	-	82	-	911

Credit/(charge) to profit or loss	3,056	82	15	725	(260)	1,222	4,840
Credit direct to equity	-	-	-	-	4,805	-	4,805
	3,854	113	15	725	4,627	1,222	10,556
Offset against deferred tax liability							(8,321)
As at 30 June 2022							2,235

Deferred tax liabilities	Property, plant and equipment	Unrealized foreign exchange gains	Other deferred tax liabilities	Total
	US$'000	US$'000	US$'000	US$'000

As at 1 July 2020	-	-	-	-
Credit/(charge) to profit or loss	(798)	(820)	-	(1,618)
Credit direct to equity	-	-	-	-
As at 30 June 2021 (*restated)	(798)	(820)	-	(1,618)

Credit/(charge) to profit or loss	(3,894)	(2,651)	(347)	(6,892)
Credit direct to equity	-	-	-	-
	(4,692)	(3,471)	(347)	(8,510)
Offset against deferred tax asset				8,321
As at 30 June 2022				(189)